.


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

American
High-Income Trust/SM/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

TABLE OF CONTENTS

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
22    Rollovers from retirement plans to IRAs
22    Plans of distribution
23    Other compensation to dealers
24    Distributions and taxes
25    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities, including corporate loans, that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

American High-Income Trust / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    7.55%
2000   -3.25
2001    7.44
2002   -3.58
2003   28.87
2004    9.75
2005    3.63
2006   12.19
2007    1.53
2008  -27.52

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                       10.04%  (quarter ended December 31, 2002)
LOWEST                       -19.08%  (quarter ended December 31, 2008)

                                       2

                                        American High-Income Trust / Prospectus

Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88  -30.22%  -2.00%    2.30%        6.59%

                                  1 YEAR   5 YEARS   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%       3.38%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  -28.09   -2.06        2.34
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  -27.78   -1.65        2.98
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  -27.55   -1.32        4.21
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -27.33   -1.02        2.75

                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse High Yield Index/3/    -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index/4/
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
Class A annualized 30-day yield at September 30, 2008: 10.23%/6/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4 Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
6 Reflects a fee waiver (10.19% without the waiver) as described in the Annual
  Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

American High-Income Trust / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.33%   0.33%  0.33%  0.33%  0.33%  0.33%     0.33%
-------------------------------------------------------------------------------
 Distribution and/or     0.23    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.14    0.22   0.62   0.24   0.19   0.12      0.08
-------------------------------------------------------------------------------
 Total annual fund       0.70    1.55   1.70   1.07   0.77   0.45      0.41
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
  September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.

3 Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

                                        American High-Income Trust / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-2                        173     536      923       2,009
--------------------------------------------------------------------
 Class R-3                        109     340      590       1,306
--------------------------------------------------------------------
 Class R-4                         79     246      428         954
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------
 Class R-6                         42     132      230         518
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

American High-Income Trust / Prospectus


Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations of issuers domiciled inside and outside of the U.S. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       6

                                        American High-Income Trust / Prospectus

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

American High-Income Trust / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88  -27.52%  -1.25%    2.69%        6.79%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%       3.38%
 CLASS R-2 -- FIRST SOLD 6/18/02  -28.09   -2.06        2.34
 CLASS R-3 -- FIRST SOLD 6/21/02  -27.78   -1.65        2.98
 CLASS R-4 -- FIRST SOLD 7/19/02  -27.55   -1.32        4.21
 CLASS R-5 -- FIRST SOLD 5/15/02  -27.33   -1.02        2.75

                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield Index/3/    -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index/4/
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
Class A distribution rate at December 31, 2008: 12.01%/6/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4 Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

6 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

                                        American High-Income Trust / Prospectus

[begin pie chart]

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2008

U.S. corporate bonds & notes     61.9%
Corporate bonds & notes of       11.6
 issuers outside the U.S.
Corporate loans                   6.0
Bonds & notes of governments      3.5
 & government agencies outside
 the U.S.
Common stocks and warrants        1.2
Preferred securities              0.7
Convertible securities            0.5
Other                             1.6
Short-term securities & other    13.0
 assets less liabilities

[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2008
 See the appendix in the statement of additional information for a
description of quality categories.                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                            0.2%
-------------------------------------------------------------------------------
 Aaa/AAA                                                   0.2
-------------------------------------------------------------------------------
 Aa/AA                                                     1.1
-------------------------------------------------------------------------------
 A/A                                                       2.2
-------------------------------------------------------------------------------
 Baa/BBB                                                   9.1
-------------------------------------------------------------------------------
 Ba/BB                                                    20.4
-------------------------------------------------------------------------------
 B/B                                                      37.0
-------------------------------------------------------------------------------
 Caa/CCC                                                  15.1
-------------------------------------------------------------------------------
 Ca/CC or lower                                            0.5
-------------------------------------------------------------------------------
 Short-term securities & other assets                     13.0
less liabilities
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

American High-Income Trust / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       10

                                        American High-Income Trust / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

American High-Income Trust / Prospectus


The primary individual portfolio counselors for American High-Income Trust are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          11 years        Senior Vice President -    Serves as a fixed-
 Vice Chairman of the                        Fixed Income, Capital      income portfolio
 Board                                       Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 57 years in total;
                                             42 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            19 years        Senior Vice President -    Serves as a fixed-
 President and Trustee                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 28 years in total;
                                             21 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             15 years        Senior Vice President -    Serves as a fixed-
 Senior Vice President                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 21 years in total;
                                             19 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID A. DAIGLE             5 years         Senior Vice President -    Serves as a fixed-
 Vice President          (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 15 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
---------------------------------------------------------------------------------------------
 MARCUS B. LINDEN            4 years         Senior Vice President -    Serves as a fixed-
 Vice President          (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years in total;
                                             13 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------

                                       12

                                        American High-Income Trust / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       13

American High-Income Trust / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       14

                                        American High-Income Trust / Prospectus

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       15

American High-Income Trust / Prospectus


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       16

                                        American High-Income Trust / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

American High-Income Trust / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

                                        American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless such plan was invested in Class A or C shares prior to January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       19

American High-Income Trust / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

                                        American High-Income Trust / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       21

American High-Income Trust / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       22

                                        American High-Income Trust / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       23

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       24

                                        American High-Income Trust / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends   Distributions      Total
                        value,         Net          realized      Total from    (from net       (from        dividends
                       beginning   investment         and         investment    investment     capital          and
                        of year      income       unrealized)     operations     income)       gains)      distributions
--------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008   $12.35        $.94          $(2.32)         $(1.38)       $(.94)       $(.02)         $(.96)
 Year ended 9/30/2007    12.30         .93             .04             .97         (.92)          --           (.92)
 Year ended 9/30/2006    12.27         .92             .05             .97         (.94)          --           (.94)
 Year ended 9/30/2005    12.26         .89             .01             .90         (.89)          --           (.89)
 Year ended 9/30/2004    11.88         .87             .35            1.22         (.84)          --           (.84)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .78             .01             .79         (.78)          --           (.78)
 Year ended 9/30/2004    11.88         .76             .35            1.11         (.73)          --           (.73)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .79             .01             .80         (.79)          --           (.79)
 Year ended 9/30/2004    11.88         .77             .35            1.12         (.74)          --           (.74)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008   $12.35        $.89          $(2.32)         $(1.43)       $(.89)       $(.02)         $(.91)
 Year ended 9/30/2007    12.30         .88             .04             .92         (.87)          --           (.87)
 Year ended 9/30/2006    12.27         .87             .05             .92         (.89)          --           (.89)
 Year ended 9/30/2005    12.26         .84             .01             .85         (.84)          --           (.84)
 Year ended 9/30/2004    11.88         .82             .35            1.17         (.79)          --           (.79)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008    12.35         .93           (2.32)          (1.39)        (.93)        (.02)          (.95)
 Year ended 9/30/2007    12.30         .92             .04             .96         (.91)          --           (.91)
 Year ended 9/30/2006    12.27         .91             .05             .96         (.93)          --           (.93)
 Year ended 9/30/2005    12.26         .88             .01             .89         (.88)          --           (.88)
 Year ended 9/30/2004    11.88         .86             .35            1.21         (.83)          --           (.83)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008    12.35         .96           (2.32)          (1.36)        (.96)        (.02)          (.98)
 Year ended 9/30/2007    12.30         .96             .04            1.00         (.95)          --           (.95)
 Year ended 9/30/2006    12.27         .95             .05            1.00         (.97)          --           (.97)
 Year ended 9/30/2005    12.26         .92             .01             .93         (.92)          --           (.92)
 Year ended 9/30/2004    11.88         .90             .35            1.25         (.87)          --           (.87)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average
                                                                   net assets   net assets        Ratio
                                                                     before        after         of net
                       Net asset                     Net assets,      reim-        reim-         income
                       value, end       Total        end of year   bursements/  bursements/    to average
                        of year    return/2,3/      (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008    $10.01       (11.87)%         $8,074          .70%         .67%          8.14%
 Year ended 9/30/2007     12.35         7.99            9,516          .69          .66           7.35
 Year ended 9/30/2006     12.30         8.26            8,285          .69          .65           7.52
 Year ended 9/30/2005     12.27         7.54            7,448          .68          .65           7.17
 Year ended 9/30/2004     12.26        10.57            6,920          .67          .67           7.19
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008     10.01       (12.62)              12         1.55         1.52           7.29
 Year ended 9/30/2007     12.35         7.08               13         1.57         1.52           6.50
 Year ended 9/30/2006     12.30         7.35                8         1.59         1.50           6.68
 Year ended 9/30/2005     12.27         6.61                6         1.61         1.52           6.35
 Year ended 9/30/2004     12.26         9.59                3         1.68         1.56           6.32
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008     10.01       (12.58)             128         1.70         1.48           7.34
 Year ended 9/30/2007     12.35         7.13              138         1.69         1.47           6.56
 Year ended 9/30/2006     12.30         7.37              106         1.90         1.48           6.70
 Year ended 9/30/2005     12.27         6.64               74         1.94         1.49           6.36
 Year ended 9/30/2004     12.26         9.63               44         2.10         1.53           6.36
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008    $10.01       (12.20)%         $  185         1.07%        1.04%          7.77%
 Year ended 9/30/2007     12.35         7.58              186         1.07         1.04           6.98
 Year ended 9/30/2006     12.30         7.84              134         1.08         1.05           7.13
 Year ended 9/30/2005     12.27         7.06               97         1.13         1.10           6.74
 Year ended 9/30/2004     12.26        10.05               58         1.15         1.14           6.76
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008     10.01       (11.93)             125          .77          .73           8.08
 Year ended 9/30/2007     12.35         7.93              118          .75          .72           7.30
 Year ended 9/30/2006     12.30         8.19               73          .75          .72           7.46
 Year ended 9/30/2005     12.27         7.46               42          .75          .72           7.14
 Year ended 9/30/2004     12.26        10.45               24          .79          .78           7.11
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008     10.01       (11.65)             140          .45          .42           8.40
 Year ended 9/30/2007     12.35         8.26              137          .44          .41           7.61
 Year ended 9/30/2006     12.30         8.51               84          .46          .42           7.75
 Year ended 9/30/2005     12.27         7.78               63          .46          .43           7.37
 Year ended 9/30/2004     12.26        10.80               74          .47          .47           7.39

                                       25

American High-Income Trust / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         42%         41%         39%          39%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
  Research and Management Company reduced fees for investment advisory services.
  In addition, during some of the years shown, Capital Research and Management
  Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       26

                                        American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       27

American High-Income Trust / Prospectus


BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       28

                                        American High-Income Trust / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-05364
                                       RPGEPR-921-0509P Litho in USA CGD/B/8025
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

American
High-Income Trust/SM/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

TABLE OF CONTENTS

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
22    Rollovers from retirement plans to IRAs
22    Plans of distribution
23    Other compensation to dealers
24    Distributions and taxes
25    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities, including corporate loans, that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

American High-Income Trust / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    7.55%
2000   -3.25
2001    7.44
2002   -3.58
2003   28.87
2004    9.75
2005    3.63
2006   12.19
2007    1.53
2008  -27.52

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                       10.04%  (quarter ended December 31, 2002)
LOWEST                       -19.08%  (quarter ended December 31, 2008)

                                       2

                                        American High-Income Trust / Prospectus

Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88  -30.22%  -2.00%    2.30%        6.59%

                                  1 YEAR   5 YEARS   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%       3.38%
-----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  -28.09   -2.06        2.34
-----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  -27.78   -1.65        2.98
-----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  -27.55   -1.32        4.21
-----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  -27.33   -1.02        2.75

                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse High Yield Index/3/    -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index/4/
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
Class A annualized 30-day yield at September 30, 2008: 10.23%/6/
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4 Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
6 Reflects a fee waiver (10.19% without the waiver) as described in the Annual
  Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

American High-Income Trust / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.33%   0.33%  0.33%  0.33%  0.33%  0.33%     0.33%
-------------------------------------------------------------------------------
 Distribution and/or     0.23    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.14    0.22   0.62   0.24   0.19   0.12      0.08
-------------------------------------------------------------------------------
 Total annual fund       0.70    1.55   1.70   1.07   0.77   0.45      0.41
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
  September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.

3 Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

                                       4

                                        American High-Income Trust / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-2                        173     536      923       2,009
--------------------------------------------------------------------
 Class R-3                        109     340      590       1,306
--------------------------------------------------------------------
 Class R-4                         79     246      428         954
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------
 Class R-6                         42     132      230         518
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

American High-Income Trust / Prospectus


Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations of issuers domiciled inside and outside of the U.S. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       6

                                        American High-Income Trust / Prospectus

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

American High-Income Trust / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88  -27.52%  -1.25%    2.69%        6.79%

                                  1 YEAR   5 YEARS   LIFETIME/1/
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02  -28.14%  -2.10%       3.38%
 CLASS R-2 -- FIRST SOLD 6/18/02  -28.09   -2.06        2.34
 CLASS R-3 -- FIRST SOLD 6/21/02  -27.78   -1.65        2.98
 CLASS R-4 -- FIRST SOLD 7/19/02  -27.55   -1.32        4.21
 CLASS R-5 -- FIRST SOLD 5/15/02  -27.33   -1.02        2.75

                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield Index/3/    -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index/4/
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
Class A distribution rate at December 31, 2008: 12.01%/6/
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
4 Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
  Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

6 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

                                        American High-Income Trust / Prospectus

[begin pie chart]

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2008

U.S. corporate bonds & notes     61.9%
Corporate bonds & notes of       11.6
 issuers outside the U.S.
Corporate loans                   6.0
Bonds & notes of governments      3.5
 & government agencies outside
 the U.S.
Common stocks and warrants        1.2
Preferred securities              0.7
Convertible securities            0.5
Other                             1.6
Short-term securities & other    13.0
 assets less liabilities

[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2008
 See the appendix in the statement of additional information for a
description of quality categories.                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                            0.2%
-------------------------------------------------------------------------------
 Aaa/AAA                                                   0.2
-------------------------------------------------------------------------------
 Aa/AA                                                     1.1
-------------------------------------------------------------------------------
 A/A                                                       2.2
-------------------------------------------------------------------------------
 Baa/BBB                                                   9.1
-------------------------------------------------------------------------------
 Ba/BB                                                    20.4
-------------------------------------------------------------------------------
 B/B                                                      37.0
-------------------------------------------------------------------------------
 Caa/CCC                                                  15.1
-------------------------------------------------------------------------------
 Ca/CC or lower                                            0.5
-------------------------------------------------------------------------------
 Short-term securities & other assets                     13.0
less liabilities
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

American High-Income Trust / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       10

                                        American High-Income Trust / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

American High-Income Trust / Prospectus


The primary individual portfolio counselors for American High-Income Trust are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          11 years        Senior Vice President -    Serves as a fixed-
 Vice Chairman of the                        Fixed Income, Capital      income portfolio
 Board                                       Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 57 years in total;
                                             42 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            19 years        Senior Vice President -    Serves as a fixed-
 President and Trustee                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 28 years in total;
                                             21 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             15 years        Senior Vice President -    Serves as a fixed-
 Senior Vice President                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 21 years in total;
                                             19 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID A. DAIGLE             5 years         Senior Vice President -    Serves as a fixed-
 Vice President          (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 15 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
---------------------------------------------------------------------------------------------
 MARCUS B. LINDEN            4 years         Senior Vice President -    Serves as a fixed-
 Vice President          (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years in total;
                                             13 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------

                                       12

                                        American High-Income Trust / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       13

American High-Income Trust / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       14

                                        American High-Income Trust / Prospectus

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       15

American High-Income Trust / Prospectus


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       16

                                        American High-Income Trust / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

American High-Income Trust / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

                                        American High-Income Trust / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless such plan was invested in Class A or C shares prior to January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       19

American High-Income Trust / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

                                        American High-Income Trust / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       21

American High-Income Trust / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       22

                                        American High-Income Trust / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       23

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       24

                                        American High-Income Trust / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends   Distributions      Total
                        value,         Net          realized      Total from    (from net       (from        dividends
                       beginning   investment         and         investment    investment     capital          and
                        of year      income       unrealized)     operations     income)       gains)      distributions
--------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008   $12.35        $.94          $(2.32)         $(1.38)       $(.94)       $(.02)         $(.96)
 Year ended 9/30/2007    12.30         .93             .04             .97         (.92)          --           (.92)
 Year ended 9/30/2006    12.27         .92             .05             .97         (.94)          --           (.94)
 Year ended 9/30/2005    12.26         .89             .01             .90         (.89)          --           (.89)
 Year ended 9/30/2004    11.88         .87             .35            1.22         (.84)          --           (.84)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .78             .01             .79         (.78)          --           (.78)
 Year ended 9/30/2004    11.88         .76             .35            1.11         (.73)          --           (.73)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .79             .01             .80         (.79)          --           (.79)
 Year ended 9/30/2004    11.88         .77             .35            1.12         (.74)          --           (.74)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008   $12.35        $.89          $(2.32)         $(1.43)       $(.89)       $(.02)         $(.91)
 Year ended 9/30/2007    12.30         .88             .04             .92         (.87)          --           (.87)
 Year ended 9/30/2006    12.27         .87             .05             .92         (.89)          --           (.89)
 Year ended 9/30/2005    12.26         .84             .01             .85         (.84)          --           (.84)
 Year ended 9/30/2004    11.88         .82             .35            1.17         (.79)          --           (.79)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008    12.35         .93           (2.32)          (1.39)        (.93)        (.02)          (.95)
 Year ended 9/30/2007    12.30         .92             .04             .96         (.91)          --           (.91)
 Year ended 9/30/2006    12.27         .91             .05             .96         (.93)          --           (.93)
 Year ended 9/30/2005    12.26         .88             .01             .89         (.88)          --           (.88)
 Year ended 9/30/2004    11.88         .86             .35            1.21         (.83)          --           (.83)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008    12.35         .96           (2.32)          (1.36)        (.96)        (.02)          (.98)
 Year ended 9/30/2007    12.30         .96             .04            1.00         (.95)          --           (.95)
 Year ended 9/30/2006    12.27         .95             .05            1.00         (.97)          --           (.97)
 Year ended 9/30/2005    12.26         .92             .01             .93         (.92)          --           (.92)
 Year ended 9/30/2004    11.88         .90             .35            1.25         (.87)          --           (.87)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average
                                                                   net assets   net assets        Ratio
                                                                     before        after         of net
                       Net asset                     Net assets,      reim-        reim-         income
                       value, end       Total        end of year   bursements/  bursements/    to average
                        of year    return/2,3/      (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008    $10.01       (11.87)%         $8,074          .70%         .67%          8.14%
 Year ended 9/30/2007     12.35         7.99            9,516          .69          .66           7.35
 Year ended 9/30/2006     12.30         8.26            8,285          .69          .65           7.52
 Year ended 9/30/2005     12.27         7.54            7,448          .68          .65           7.17
 Year ended 9/30/2004     12.26        10.57            6,920          .67          .67           7.19
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008     10.01       (12.62)              12         1.55         1.52           7.29
 Year ended 9/30/2007     12.35         7.08               13         1.57         1.52           6.50
 Year ended 9/30/2006     12.30         7.35                8         1.59         1.50           6.68
 Year ended 9/30/2005     12.27         6.61                6         1.61         1.52           6.35
 Year ended 9/30/2004     12.26         9.59                3         1.68         1.56           6.32
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008     10.01       (12.58)             128         1.70         1.48           7.34
 Year ended 9/30/2007     12.35         7.13              138         1.69         1.47           6.56
 Year ended 9/30/2006     12.30         7.37              106         1.90         1.48           6.70
 Year ended 9/30/2005     12.27         6.64               74         1.94         1.49           6.36
 Year ended 9/30/2004     12.26         9.63               44         2.10         1.53           6.36
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008    $10.01       (12.20)%         $  185         1.07%        1.04%          7.77%
 Year ended 9/30/2007     12.35         7.58              186         1.07         1.04           6.98
 Year ended 9/30/2006     12.30         7.84              134         1.08         1.05           7.13
 Year ended 9/30/2005     12.27         7.06               97         1.13         1.10           6.74
 Year ended 9/30/2004     12.26        10.05               58         1.15         1.14           6.76
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008     10.01       (11.93)             125          .77          .73           8.08
 Year ended 9/30/2007     12.35         7.93              118          .75          .72           7.30
 Year ended 9/30/2006     12.30         8.19               73          .75          .72           7.46
 Year ended 9/30/2005     12.27         7.46               42          .75          .72           7.14
 Year ended 9/30/2004     12.26        10.45               24          .79          .78           7.11
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008     10.01       (11.65)             140          .45          .42           8.40
 Year ended 9/30/2007     12.35         8.26              137          .44          .41           7.61
 Year ended 9/30/2006     12.30         8.51               84          .46          .42           7.75
 Year ended 9/30/2005     12.27         7.78               63          .46          .43           7.37
 Year ended 9/30/2004     12.26        10.80               74          .47          .47           7.39

                                       25

American High-Income Trust / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         42%         41%         39%          39%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
  Research and Management Company reduced fees for investment advisory services.
  In addition, during some of the years shown, Capital Research and Management
  Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       26

                                        American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       27

American High-Income Trust / Prospectus


BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       28

                                        American High-Income Trust / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-05364
                                       RPGEPR-921-0509P Litho in USA CGD/B/8025
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust